Leases	12 Months Ended
Dec. 31, 2018
Leases
Leases

Note 31 Leases

Finance leases

Finance leases relate to the expansion of transmission capacity in Sweden. The carrying value of the lease assets is stated in Note 14. The contract periods are running for 25 years and contain index clauses.

Total future minimum lease payments and their present value amount to:

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
		Nominal		Nominal		Nominal
	Present value	value	Present value	value	Present value	value
Within 1 year	2	2	2	2	17	17
Within 1 - 2 years	2	2	2	2	10	10
Within 2 - 3 years	2	2	2	2	4	5
Within 3 - 4 years	2	2	2	2	4	5
Within 4 - 5 years	2	3	2	3	4	4
Within 5 - 10 years	6	7	7	8	8	10
Within 10 - 15 years	—	—	—	—	1	1
Total loan liability and interest		18		19		52
Less interest portion		(2)		(2)		(4)
TOTAL FINANCE LEASES	16	16	17	17	48	48

Operating Leases

	2018	2017	2016
Leased lines	907	773	561
Other operating leases	587	543	496
Annual leasing expenses for operating leases	1,494	1,316	1,057

The cost of operating leases relates mainly to leased lines. Other assets that are held under operating leases relate to sites and base stations, rented premises, machines and office equipment. Tele2 has a multitude of agreements relating to leased lines. The majority of these involve some type of initiation fee and thereafter monthly or quarterly fees. Most of the agreements have terms ranging from six months to three years with the option of extending the terms. Generally these agreements have index clauses but no possibilities to acquire the asset.

Contractual future lease expenses are stated below. Future lease expenses as of December 31, 2017 and 2016 has been restated.

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Within 1 year	1,546	891	866
Within 1 - 2 years	721	569	525
Within 2 - 3 years	590	386	368
Within 3 - 4 years	434	286	264
Within 4 - 5 years	365	230	201
Within 5 - 10 years	847	704	639
Within 10 - 15 years	78	255	297
More than 15 years	45	184	178
Total future lease expenses for operating leases	4,626	3,505	3,338

Operating leases with Tele2 as the lessor

Leasing income during the year amount to SEK 95 (2017: 89 and 2016: 92) million and relates mainly to rent from other operators placing equipment on Tele2 sites as well as leased equipment (mainly modems) to customers. Contract periods range from 3 to 25 years.

Contractual future lease income is stated below:

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Within 1 year	95	88	87
Within 1 - 2 years	26	22	24
Within 2 - 3 years	23	20	19
Within 3 - 4 years	20	19	18
Within 4 - 5 years	31	18	16
Within 5 - 10 years	53	61	58
Within 10 - 15 years	49	48	42
More than 15 years	45	51	45
Total future lease income for operating leases	342	327	309